Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2022
Balance Sheet Components [Abstract]
Schedule of Inventory, Current	Inventories consisted of the following (in thousands):

	December 31,
	2022	2021
Raw materials	$2,758	$2,040
Work-in-progress	1,132	976
Finished goods	1,274	1,519

	$5,164	$4,535

Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2022	2021
Prepaid expenses	$1,029	$1,006
Value added tax receivable	446	616
Contract assets	197	—
Government tax receivables	1,416	—
Other assets	186	686

	$3,274	$2,308

Schedule of property, plant and equipment
Property and equipment, net consists of the following (in thousands):

	December 31,
	2022	2021
Office equipment	$157	$151
Computer hardware and software	2,017	1,887
Lab equipment	2,864	2,717
Furniture and fixtures	545	529
Leasehold improvements	1,069	1,122

Gross book value	6,652	6,406
Less: accumulated depreciation and amortization	(4,291)	(3,672)

	$2,361	$2,734

Schedule of accrued expenses and accrued liabilities
Accrued expenses and other current liabilities consists of the following (in thousands):

	December 31,
	2022	2021
Accrued compensation and employee benefits	$2,999	$2,859
Customer advances	—	471
Accrued professional services	1,909	497
Accrued valued added and other taxes	399	400
Accruals for purchases received	751	550
Current operating lease liabilities	593	—
Accrued TAS legal settlement (Note 17)	325	—
Other current liabilities	968	845

	$7,944	$5,622